Leases - Lessee: Supplemental Balance Sheet Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	¥ 275,093	¥ 292,019
Operating lease, Other Liabilities	275,199	289,890
Operating lease, Total lease liabilities	¥ 275,199	¥ 289,890
Operating lease, Weighted average remaining lease term	11 years	12 years
Operating lease, Weighted average discount rate	1.10%	1.10%
Right-of-use asset (finance leases)	¥ 7,093	¥ 2,734
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Finance leases, Other Liability	¥ 7,698	¥ 3,417
Finance leases, Total lease liabilities	¥ 7,698	¥ 3,417
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Finance leases, Weighted average remaining lease term	25 years	7 years
Finance leases, Weighted average discount rate	2.50%	4.40%
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets
Investment in Operating Leases
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	¥ 102,787	¥ 114,011
Right-of-use asset (finance leases)	4,955	257
Property under Facility Operations
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	68,149	69,291
Right-of-use asset (finance leases)	1,763	1,990
Office Facilities
Operating And Finance Lease Supplemental Balance Sheet Information Line Items [Line Items]
Right-of-use asset (operating leases)	104,157	108,717
Right-of-use asset (finance leases)	¥ 375	¥ 487